Certain risks and concentration (Schedule of Consolidated Financial Information of Group's VIEs and VIE's Subsidiary Excluding Inter Company Items With Group's Subsidiaries Included in Accompanying Consolidated Financial Statements) (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,579,743		¥ 928,934	¥ 475,028	$ 227,530	$ 133,794	¥ 729,598
Short-term deposits	3,751,519		1,894,946		540,331
Restricted short-term deposits	0		389,221		0
Accounts receivable, net	169,571		132,353		24,423
Inventory	2,266		14,385		326
Amounts due from related parties	135,245		5,297		19,479
Prepayments and other current assets	224,732		147,823		32,369
Total current assets	5,863,076		3,512,959		844,458
Non-current assets
Deferred tax assets	117,811		120,284		16,969
Investments	918,602		567,557		132,306
Property and equipment, net	838,750		843,449		120,805
Intangible assets, net	58,926		146,437		8,487
Goodwill	14,300		151,638	300,382	2,060
Other non-current assets	101,933		1,960,430		14,681
Total non-current assets	3,922,716		3,789,795		564,989
Total assets	9,785,792		7,302,754		1,409,447
Current liabilities
Accounts payable	137,107		129,819		19,748
Deferred revenue	430,683		385,300		62,031
Advances from customers	56,152		55,086		8,088
Income taxes payable	140,754		107,403		20,273
Accrued liabilities and other current liabilities	1,066,038		681,889		153,541
Amounts due to related parties	91,245		24,917		13,142
Total current liabilities	4,690,448		1,384,414		675,565
Non-current liabilities
Deferred revenue	25,459		20,752		3,667
Deferred tax liabilities	8,058		16,817		1,161
Total non-current liabilities	33,517		2,609,688		4,828
Total liabilities	4,723,965		3,994,102		$ 680,393
Net income	1,523,918	$ 219,491	1,033,243	1,064,472
Net cash provided by operating activities	2,421,135	348,715	1,823,442	1,301,351
Net cash used in investing activities	(1,783,138)	(256,824)	(1,048,022)	(3,954,055)
Net (decrease) / increase in cash and cash equivalents	648,648	$ 93,425	438,277	(249,942)
Variable interest entity [Member]
Current assets
Cash and cash equivalents	1,397,738		403,722
Short-term deposits	1,235,000		250,000
Restricted short-term deposits			110,000
Accounts receivable, net	165,971		127,365
Inventory	2,266		14,385
Amounts due from related parties	135,245		5,164
Prepayments and other current assets	207,245		117,536
Total current assets	3,143,465		1,028,172
Non-current assets
Deferred tax assets	93,744		90,855
Investments	496,870		285,292
Property and equipment, net	261,915		292,340
Intangible assets, net	27,241		110,214
Land use right, net	1,872,394
Goodwill	2,527		136,066
Other non-current assets	85,583		1,932,356
Total non-current assets	2,840,274		2,847,123
Total assets	5,983,739		3,875,295
Current liabilities
Accounts payable	117,917		108,500
Deferred revenue	429,883		385,300
Advances from customers	56,108		45,189
Income taxes payable	112,779		80,978
Accrued liabilities and other current liabilities	988,911		579,760
Amounts due to related parties	91,245		23,684
Total current liabilities	1,796,843		1,223,411
Non-current liabilities
Deferred revenue	19,125		20,752
Deferred tax liabilities	4,777		12,592
Total non-current liabilities	23,902		33,344
Total liabilities	1,820,745		1,256,755
Net revenues	8,164,100		5,821,305	3,543,994
Net income	1,874,435		1,267,111	1,136,570
Net cash provided by operating activities	2,538,836		2,164,953	1,313,521
Net cash used in investing activities	(1,313,002)		(2,251,207)	(994,574)
Net cash provided by financing activities	8,508		704,298	0
Net (decrease) / increase in cash and cash equivalents	¥ 1,234,342		¥ 618,044	¥ 318,947